Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss)
Schedule of accumulated other comprehensive income
	Changes in Accumulated Other Comprehensive Income (Loss) by Component [1]
		Years ended December 31,
(In thousands)		2020	2019	2018
Foreign currency translation	Beginning Balance	$(56,783)	$(49,936)	$(43,034)
	Other comprehensive loss	(14,471)	(6,847)	(6,902)
	Net change	(14,471)	(6,847)	(6,902)
	Ending balance	$(71,254)	$(56,783)	$(49,936)
Adjustment of pension and postretirement benefit plans	Beginning Balance	$(202,816)	$(203,836)	$(205,408)
	Other comprehensive loss before reclassifications	(5,645)	(13,671)	(9,453)
	Amounts reclassified from accumulated other comprehensive loss for amortization of net losses	13,405	14,691	13,141
	Amounts reclassified from accumulated other comprehensive loss for amortization of prior service credit	-	-	(2,116)
	Net change	7,760	1,020	1,572
	Ending balance	$(195,056)	$(202,816)	$(203,836)
Unrealized net holding gains (losses) on debt securities	Beginning Balance	$92,155	$(173,811)	$(102,775)
	Other comprehensive income (loss) before reclassifications	368,780	265,950	(71,036)
	Amounts reclassified from accumulated other comprehensive income (loss) for (gains) losses on securities	(35)	16	-
	Net change	368,745	265,966	(71,036)
	Ending balance	$460,900	$92,155	$(173,811)
Unrealized net holding gains on equity securities	Beginning Balance	$-	$-	$605
	Reclassification to retained earnings due to cumulative effect adjustment of accounting change	-	-	(605)
	Net change	-	-	(605)
	Ending balance	$-	$-	$-
Unrealized net losses on cash flow hedges	Beginning Balance	$(2,494)	$(391)	$(40)
	Reclassification to retained earnings due to cumulative effect adjustment of accounting change	-	(50)	-
	Other comprehensive (loss) income before reclassifications	(6,400)	(4,439)	326
	Amounts reclassified from accumulated other comprehensive loss	4,295	2,386	(677)
	Net change	(2,105)	(2,103)	(351)
	Ending balance	$(4,599)	$(2,494)	$(391)
	Total	$189,991	$(169,938)	$(427,974)
[1] All amounts presented are net of tax.

Reclassification out of accumulated other comprehensive income
	Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2020	2019	2018
Adjustment of pension and postretirement benefit plans
Amortization of net losses	Other operating expenses	$(21,447)	$(23,508)	$(21,542)
Amortization of prior service credit	Other operating expenses	-	-	3,470
	Total before tax	(21,447)	(23,508)	(18,072)
	Income tax benefit	8,042	8,817	7,047
	Total net of tax	$(13,405)	$(14,691)	$(11,025)
Unrealized holding gains (losses) on debt securities
Realized gain (loss) on sale of debt securities	Net gain (loss) on sale of debt securities	$41	$(20)	$-
	Total before tax	41	(20)	-
	Income tax (expense) benefit	(6)	4	-
	Total net of tax	$35	$(16)	$-
Unrealized net losses on cash flow hedges
Forward contracts	Mortgage banking activities	$(5,559)	$(3,992)	$1,110
Interest rate swaps	Other operating income	(820)	110	-
	Total before tax	(6,379)	(3,882)	1,110
	Income tax benefit (expense)	2,084	1,496	(433)
	Total net of tax	$(4,295)	$(2,386)	$677
	Total reclassification adjustments, net of tax	$(17,665)	$(17,093)	$(10,348)